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                                    UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended     JUNE 30, 2008
                                                -----------------

Check here if Amendment [_]; Amendment Number:
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PLATINUM GROVE ASSET MANAGEMENT, L.P.
             --------------------------------------------
Address:     RECKSON EXECUTIVE PARK, BUILDING FOUR
             --------------------------------------------
             1100 KING STREET
             --------------------------------------------
             RYE BROOK, NY 10573
             --------------------------------------------

Form 13F File Number:  28-10667
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     MICHAEL R. SCHWENK
          --------------------------
Title:    GENERAL COUNSEL
          --------------------------
Phone:    (914) 690-2103
          --------------------------

Signature, Place, and Date of Signing:


  /s/ Michael R. Schwenk              Rye Brook, NY           August 14, 2008
-------------------------        ---------------------     --------------------
      [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                             ------------
Form 13F Information Table Entry Total:                61
                                             ------------
Form 13F Information Table Value Total:        $1,568,678
                                             ------------
                                              (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

     NONE









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
                                                FORM 13F INFORMATION TABLE
                                                --------------------------

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   COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------------       ------------------  ---------   ----------  ---------------------  ----------   -------- ---------------------
                                                                                                                VOTING AUTHORITY
                                                                                                              ---------------------
                                                      VALUE      SHRS OR      SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER         TITLE OF CLASS      CUSIP     (x$1000)    PRN AMT      PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------       ------------------   ---------  ---------  ----------    ---  ----  ----------  --------  -----   ------  ----
LINEAR TECHNOLOGY
    CORP.            LLTC 3 05/01/27     535678AC0     22,649     23,726,000  PRN           SOLE             23,726,000     0     0
-----------------------------------------------------------------------------------------------------------------------------------
                                                       22,649     23,726,000                                 23,726,000
                                                   ----------   ------------                               ------------

-----------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP CORP              NOTE        03073TAB8      4,988      6,000,000  PRN           SOLE              6,000,000     0     0
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON PPTYS
LTD PARTNERSHIP              NOTE        10112RAK0     83,273     90,000,000  PRN           SOLE             90,000,000     0     0
-----------------------------------------------------------------------------------------------------------------------------------
CACI INTL INC                NOTE        127190AD8      5,135      5,000,000  PRN           SOLE              5,000,000     0     0
-----------------------------------------------------------------------------------------------------------------------------------
DEVELOPERS
DIVERSIFIED RLTY             NOTE        251591AQ6      8,535      9,440,000  PRN           SOLE              9,440,000     0     0
-----------------------------------------------------------------------------------------------------------------------------------
E M C CORP MASS              NOTE        268648AM4    111,399     97,500,000  PRN           SOLE             97,500,000     0     0
-----------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO             NOTE        277461BE8      9,422     10,000,000  PRN           SOLE             10,000,000     0     0
-----------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL              NOTE        345370CF5     68,780     95,000,000  PRN           SOLE             95,000,000     0     0
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE
REIT INC                     NOTE        42217KAQ9     22,598     21,500,000  PRN           SOLE             21,500,000     0     0
-----------------------------------------------------------------------------------------------------------------------------------
HERCULES
OFFSHORE INC                 NOTE        427093AA7      5,231      5,000,000  PRN           SOLE              5,000,000     0     0
-----------------------------------------------------------------------------------------------------------------------------------
HOLOGIC INC                  NOTE        436440AA9     38,336     45,000,000  PRN           SOLE             45,000,000     0     0
-----------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC                NOTE        585055AM8     48,233     45,000,000  PRN           SOLE             45,000,000     0     0
-----------------------------------------------------------------------------------------------------------------------------------
MICROCHIP
TECHNOLOGY INC               NOTE        595017AA2     41,244     40,000,000  PRN           SOLE             40,000,000     0     0
-----------------------------------------------------------------------------------------------------------------------------------
MICRON
TECHNOLOGY INC               NOTE        595112AH6     11,006     15,500,000  PRN           SOLE             15,500,000     0     0
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NABORS INDS INC              NOTE        629568AP1    147,050    119,500,000  PRN           SOLE            119,500,000     0     0
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PARKER DRILLING CO           NOTE        701081AR2     14,183     14,000,000  PRN           SOLE             14,000,000     0     0
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PROLOGIS                     NOTE        743410AS1      9,065     10,000,000  PRN           SOLE             10,000,000     0     0
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SCHLUMBERGER LTD             NOTE        806857AD0     137,519    51,107,000  PRN           SOLE             51,107,000     0     0
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SYMANTEC CORP                NOTE        871503AF5     63,178     54,500,000  PRN           SOLE             54,500,000     0     0
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TECH DATA CORP               NOTE        878237AE6     14,800     16,000,000  PRN           SOLE             16,000,000     0     0
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TRANSOCEAN SEDCO
FOREX INC                    NOTE        893830AV1     33,904     30,000,000  PRN           SOLE             30,000,000     0     0
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TRANSOCEAN SEDCO
FOREX INC                    NOTE        893830AW9     68,355     60,000,000  PRN           SOLE             60,000,000     0     0
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VORNADO RLTY TR              NOTE        929042AC3     66,398     75,000,000  PRN           SOLE             75,000,000     0     0
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
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
-----------------------------------------------------------------------------------------------------------------------------------
   COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------------       ------------------  ---------   ----------  ---------------------  ----------   -------- ---------------------
                                                                                                                VOTING AUTHORITY
                                                                                                              ---------------------
                                                      VALUE      SHRS OR      SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER         TITLE OF CLASS      CUSIP     (x$1000)    PRN AMT      PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------       ------------------   ---------  ---------  ----------    ---  ----  ----------  --------  -----   ------  ----
WATSON
PHARMACEUTICALS INC          NOTE        942683AC7     37,128     38,801,000  PRN           SOLE             38,801,000     0     0
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TOTAL CORPORATE
DEBT-CONVERTIBLE                                    1,049,757        953,848                                    953,848     0     0
                                                   ----------   ------------                               ------------
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AMERICAN INTL
GROUP INC                    PFD         026874115      4,469         75,000  SH                                 75,000     0     0
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VALE CAPITAL  LTD            PFD         91912C307     41,603        625,000  SH                                625,000     0     0
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VALE CAPITAL LTD             PFD         91912C208     45,515        675,000  SH                                675,000     0     0
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XL CAP LTD                   PFD         G98255105      5,112        575,000  SH                                575,000     0     0
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TOTAL PREFERRED STOCK                                  96,699      1,950,000                                  1,950,000
                                                   ----------   ------------                               ------------
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ANSOFT CORP                  COM         036384105      6,548        179,900  SH            SOLE                179,900     0     0
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CALPINE CORP                 COM         131347304      2,143         95,000  SH            SOLE                 95,000     0     0
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CHOICEPOINT INC              COM         170388102     76,426      1,585,602  SH            SOLE              1,585,602     0     0
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CLEAR CHANNEL
COMMUNICATIONS               COM         184502102      7,920        225,000  SH            SOLE                225,000     0     0
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COMCAST CORP                 COM         20030N101     14,609        770,087  SH            SOLE                770,087     0     0
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FOCUS MEDIA HOLDING          COM         34415V109        392         14,134  SH            SOLE                 14,134     0     0
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NAVTEQ CORP                  COM         63936L100    100,431      1,304,300  SH            SOLE              1,304,300     0     0
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NEWS CORP                    COM         65248E203      4,091        266,500  SH            SOLE                266,500     0     0
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NEXTWAVE
WIRELESS INC                 COM         65337Y102        458        113,400  SH            SOLE                113,400     0     0
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ORTHOVITA INC                COM         68750U102        788        384,213  SH            SOLE                384,213     0     0
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RURAL CELLULAR CORP          COM         781904107      2,142         48,114  SH            SOLE                 48,114     0     0
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SUPERIOR ESSEX INC           COM         86815V105        482         10,800  SH            SOLE                 10,800     0     0
-----------------------------------------------------------------------------------------------------------------------------------
TAKE-TWO
INTERACTIVE SOFTWAR          COM         874054109      6,444        251,997  SH            SOLE                251,997     0     0
-----------------------------------------------------------------------------------------------------------------------------------
TERCICA INC                  COM         88078L105      4,941        559,621  SH            SOLE                559,621     0     0
-----------------------------------------------------------------------------------------------------------------------------------
THIRD WAVE
TECHNOLOGIES INC             COM         88428W108        429         38,465  SH            SOLE                 38,465     0     0
-----------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE
HLDGS INC                    COM         983759101      3,669        468,017  SH            SOLE                468,017     0     0
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK                                    232,067      6,321,990                                  6,321,990
---------------------------------------------------------------------------------------  -------------------------------  ----  ----

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

-----------------------------------------------------------------------------------------------------------------------------------
   COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------------       ------------------  ---------   ----------  ---------------------  ----------   -------- ---------------------
                                                                                                                VOTING AUTHORITY
                                                                                                              ---------------------
                                                      VALUE      SHRS OR      SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER         TITLE OF CLASS      CUSIP     (x$1000)    PRN AMT      PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------       ------------------   ---------  ---------  ----------    ---  ----  ----------  --------  -----   ------  ----
ANHEUSER BUSCH
COS INC                     OPTION       035229903      1,242            200  SH   PUT      SOLE                    200     0     0
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BANK OF AMERICA
CORPORATION                 OPTION       060505904      5,815          2,436  SH   PUT      SOLE                  2,436     0     0
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BEST BUY INC                OPTION       086516901      1,980            500  SH   CALL     SOLE                    500     0     0
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BUNGE LIMITED               OPTION       G169628MB      5,535            514  SH   CALL     SOLE                    514     0     0
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COMPANHIA VALE
DO RIO DOCE                 OPTION       204412959     17,910          5,000  SH   CALL     SOLE                  5,000     0     0
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EXXON MOBIL CORP            OPTION       30231G902      8,813          1,000  SH   PUT      SOLE                  1,000     0     0
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FREEPORT-MCMORAN
COPPER & GO                 OPTION       35671D957     58,595          5,000  SH   PUT      SOLE                  5,000     0     0
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METLIFE INC                 OPTION       59156R958     10,554          2,000  SH   PUT      SOLE                  2,000     0     0
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PDL BIOPHARMA INC           OPTION       69329Y104      1,593          1,500  SH   CALL     SOLE                  1,500     0     0
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PFIZER INC                  OPTION       717081903      8,973          5,136  SH   CALL     SOLE                  5,136     0     0
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SELECT SECTOR
SPDR TR                     OPTION       81369Y605      1,013            500  SH   CALL     SOLE                    500     0     0
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SELECT SECTOR
SPDR TR                     OPTION       81369Y506      1,770            200  SH   PUT      SOLE                    200     0     0
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SLM CORP                    OPTION       78442P906     20,898         10,800  SH   PUT      SOLE                 10,800     0     0
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TARGET CORP                 OPTION       87612E906     13,947          3,000  SH   CALL     SOLE                  3,000     0     0
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TESORO CORP                 OPTION       881609901        593            300  SH   PUT      SOLE                    300     0     0
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TESORO CORP                 OPTION       881609901      1,038            525  SH   CALL     SOLE                    525     0     0
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UNITED STATES
STL CORP                    OPTION       912909908      7,392            400  SH   CALL     SOLE                    400     0     0
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TOTAL LISTED
EQUITY OPTIONS                                        167,660         39,011                                     39,011
                                                   ----------  -------------                              -------------
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TOTAL REPORT                                        1,568,678    985,878,161                                985,878,161
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


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